Share based compensation - Restricted Share Units Activities (Details) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Restricted share units activities
Total unrecognized compensation expenses | ¥	¥ 14,778	¥ 26,733	¥ 65,122
Unrecognized compensation cost expected to be recognized over a weighted average period	1 year 6 months 7 days	1 year 5 months 19 days	2 years 1 month 17 days
Restricted Share Units
Restricted share units activities
Granted	2,923
Vested	0
Unvested as of December 31, 2023	2,923
Weighted average grant date fair value, granted | $ / shares	¥ 1.51
Total unrecognized compensation expenses | ¥	¥ 22,823
Unrecognized compensation cost expected to be recognized over a weighted average period	3 months 25 days